Right-of-use assets	12 Months Ended
Dec. 31, 2025
Information
Right-of-use assets

16.Right-of-use assets

Closing balances of right-of-use assets as of 31 December 2025 and 31 December 2024 and depreciation and amortization expenses for the years ended 31 December 2025 and 31 December 2024 are as follows:

			Network		Right of
	Site Rent	Building	equipment	Vehicles	way	License	Other	Total
Balance at 1 January 2025	6,827,604	2,474,788	328,930	2,069,111	939,844	37,600	638,941	13,316,818
Depreciation and amortization charge for the year	(3,247,856)	(477,089)	(1,756,025)	(747,788)	(1,041,614)	(180,844)	(535,014)	(7,986,230)
Balance at 31 December 2025	7,512,210	2,775,252	297,443	1,556,327	10,208,972	54,194	556,391	22,960,789

			Network		Right of
	Site Rent	Building	equipment	Vehicles	way	License	Other	Total
Balance at 1 January 2024	7,305,568	2,407,197	387,594	273,302	796,716	1,415	424,240	11,596,032
Depreciation and amortization charge for the year	(3,102,308)	(767,957)	(1,663,312)	(414,875)	(192,298)	(169,807)	(397,333)	(6,707,890)
Balance at 31 December 2024	6,827,604	2,474,788	328,930	2,069,111	939,844	37,600	638,941	13,316,818

As at 31 December 2025, the Company has additions to right-of-use assets amounting to TL 18,184,732 (31 December 2024: TL 8,955,478) and interest expense on lease liabilities amounting to TL 2,987,258 (31 December 2024: TL 1,500,476). Depreciation and amortization expenses amounting to TL 7,986,230 (31 December 2024: TL 6,707,890) are recognized in cost of revenues.